Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrants Disclosure [Abstract]
Warrants Disclosure [Text Block]

NOTE 8.  Warrants

A summary of outstanding common stock warrants as of June 30, 2015, is as follows:

Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date
	(in thousands, except per share amounts)
Common stock	4,600	—	$5.00	August 2019
Common stock	120	—	$6.25	August 2019
Common stock	613	111	$26.00	August and September 2018
Common stock	3	—	$1,540.55	July 2015
Total	5,336	111

In addition, there are 25.88 unit warrants outstanding, which expire in August and September 2018, 0.35 of which are recorded as liabilities, each entitling the holder to purchase, for $50,000, 2,500 shares of common stock and 1,250 warrants to purchase one share of common stock at an exercise price of $26.00, expiring in August and September 2018.

The Company records warrants and unit warrants with certain anti-dilution protection or certain cash settlement provisions as liabilities, with the estimated fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date being calculated using the Black-Scholes valuation model, with all others being calculated using a Monte Carlo Simulation approach, using key input variables provided by management, at each reporting date. Changes in fair value are recorded as gains or losses on revaluation in non-operating income (expense).

On March 31, 2014, the Company amended the terms of 413,000 warrants and 22.54 unit warrants expiring in August and September 2018 to eliminate certain potential cash settlement provisions such that the liability was settled, having received consent from their holders. The fair value of the securities settled and reclassified as equity on March 31, 2014, was estimated to be $6,109,000, based on assumptions described below. On June 30, 2014, the Company similarly amended the terms of a further 89,000 warrants and 2.99 unit warrants such that the liability was settled, having received consent from their holders after March 31, 2014. The fair value of the securities settled and reclassified as equity on June 30, 2014, was estimated to be $712,000. There have been no such reclassifications since June 30, 2014.

The aggregate fair value of those warrants and unit warrants accounted for as liabilities as of June 30, 2015 and 2014 (including warrants which have subsequently expired or been reclassified as equity), was estimated to be $86,000 and $952,000, respectively, using a closing stock price of $3.15 and $12.50, respectively, and based on the following assumptions:

	June 30, 2015	June 30, 2014
Risk-free interest rate	0.95% - 0.98%	0.03% - 1.03%
Expected remaining term	2.84 - 2.93 Years	0.15 - 3.40 Years
Expected volatility	107.37% - 107.49%	103.32% - 123.85%
Dividend yield	—%	—%

The aggregate fair value of such warrants and unit warrants at December 31, 2014 and 2013, was estimated to be $126,000 and $9,147,000, respectively. During the six months ended June 30, 2015, the decrease in the fair value of the warrant derivative liability of $40,000 was recorded as a revaluation gain. During the six months ended June 30, 2014, to the extent that it did not arise from settlements, the decrease in the fair value of the warrant derivative liability of $1,374,000 was recorded as a revaluation gain (see Note 9).

NOTE 11.  Warrants

A summary of outstanding common stock warrants as of December 31, 2014, is as follows:

Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date

Common stock	4,600,000	—	$5.00	August 2019
Common stock	120,000	—	$6.25	August 2019
Common stock	7,698	7,698	$7.59	January 2015
Common stock	612,838	110,527	$26.00	August and September 2018
Common stock	96	—	$1,459.05	December 2015
Common stock	205	—	$1,490.85	July 2015
Common stock	3,019	—	$1,540.55	July 2015
Common stock	151	—	$2,981.70	November 2015

Total	5,344,007	118,225

In addition, there are 25.88 unit warrants outstanding which expire in August and September 2018, 0.35 of which are recorded as liabilities, each entitling the holder to purchase, for $50,000, 2,500 shares of common stock and 1,250 warrants to purchase one share of common stock at an exercise price of $26.00, expiring in August and September 2018 (see Note 1).

The warrants expiring in August 2019 comprise 4,600,000 warrants with an exercise price of $5.00 issued to investors and 120,000 warrants with an exercise price of $6.25 issued to underwriters in the 2014 Public Offering (see Note 1).

The warrants expiring in January 2015 were originally issued in January 2010 with an exercise price of $2,484.75 and entitled the holders thereof to purchase an aggregate of 24 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2014, had an exercise price of $7.59 and entitled the holders thereof to purchase an aggregate of 7,698 shares.

The warrants expiring in August and September 2018 comprise 236,900 warrants issued in the 2013 Exchange and 341,713 and 34,225 issued in the initial and final closing, respectively, of the 2013 Private Placement (see Note 1).

The 236,900 warrants issued in the 2013 Exchange were to directly compensate holders of warrants issued in May 2011. Those warrants included the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. Such a change in ownership occurred on August 27, 2013. The Company recorded a one-time expense of $2,553,318 representing the excess of the fair value of the new warrants over those they replaced. The total fair value of the 236,900 new warrants was estimated to be $2,637,387 utilizing a Black-Scholes model, the exercise price of $26.00, a stock price of $20.00 and assumptions including estimated volatility of 84.26%, risk-free interest rate of 1.16%, a zero dividend rate and expected remaining term of 4.00 years. The total fair value of the 56,518 warrants exchanged was estimated to be $84,069 utilizing a Black-Scholes model, the exercise price of $616.20, a stock price of $20.00 and assumptions including estimated volatility of 119.54%, risk-free interest rate of 0.46%, a zero dividend rate and expected remaining term of 2.20 years.

The Company records warrants and unit warrants with certain anti-dilution protection or certain cash settlement provisions as liabilities, with the estimated fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date being calculated using the Black-Scholes valuation model, with all others being calculated using a Monte Carlo Simulation approach, using key input variables provided by management, at each reporting date. Changes in fair value are recorded as gains or losses on revaluation in non-operating income (expense).

On March 31, 2014, the Company amended the terms of 412,933 warrants and 22.54 unit warrants such that the liability was settled, having received consent from their holders. The fair value of the securities settled and reclassified as equity on March 31, 2014, was estimated to be $6,109,179. On June 30, 2014, the Company amended the terms of a further 89,378 warrants and 2.99 unit warrants such that the liability was settled, having received consent from their holders after March 31, 2014. The fair value of the securities settled and reclassified as equity on June 30, 2014, was estimated to be $711,960, based on assumptions described below. There were no such reclassifications in the six months ended December 31, 2014.

The aggregate fair value of those warrants and unit warrants accounted for as liabilities as of December 31, 2014 and 2013, was estimated to be $126,168 and $9,147,507, respectively, using a closing stock price of $3.00 and $20.00, respectively, and, other than those warrants with a de minimis value on the valuation date, based on the following assumptions:

	December 31, 2014	December 31, 2013

Risk-free interest rate	1.18% - 1.20%	0.09% - 1.36%
Expected remaining term	3.29 - 3.37 Years	0.46 - 3.80 Years
Expected volatility	118.75% - 118.93%	95.39% - 118.65%
Dividend yield	0%	0%

The aggregate fair value of such warrants at December 31, 2012, was estimated to be $102,695, and the aggregate fair value of warrants and unit warrants issued during the year ended December 31, 2013, was estimated to be $7,962,081 on their issuance dates. During the year ended December 31, 2014, to the extent that it did not arise from settlements, the decrease in the fair value of the warrant derivative liability of $2,200,200 was recorded as a revaluation gain, and during the year ended December 31, 2013, to the extent that it did not arise from new issuances, the increase in the fair value of the warrant derivative liability of $1,082,731 was recorded as a revaluation loss (see Note 13).